Business Combinations (Details) € in Millions						3 Months Ended				5 Months Ended		6 Months Ended					7 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Jul. 30, 2024 USD ($)	Jul. 30, 2024 EUR (€)	Apr. 06, 2023 USD ($)	Feb. 22, 2023 USD ($)	Jun. 30, 2025 USD ($)	Jun. 28, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 29, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 28, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 29, 2024 USD ($)	Jul. 29, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 28, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)
Business Combinations [Line Items]
Aggregate purchase												$ 1,875,642,000
Payments to acquire businesses												1,871,642,000
Cash on hand												49,456,000
Gross proceeds	$ 675,000,000									$ 675,000,000	$ 675,000,000							$ 675,000,000
Non-cash rollover equity																		4,000,000
Debt issuance costs	19,500,000									19,500,000	19,500,000							$ 19,500,000
Credit facility term																		5 years	5 years
Equity issuance costs																		$ 3,700,000
Goodwill	845,939,000					$ 876,790,000				845,939,000	845,939,000	865,599,000	$ 876,790,000					845,939,000			$ 511,501,000
Period adjustment																		1,900,000
Deferred tax liability	$ 23,400,000									$ 23,400,000	$ 23,400,000							$ 23,400,000
Estimated useful lives	14 years 6 months									14 years 6 months	14 years 6 months							14 years 6 months
Indemnification asset	$ 12,800,000									$ 12,800,000	$ 12,800,000							$ 12,800,000
Legal and advisory costs	11,600,000
Investment banking success fees	40.4
Recognition of compensation expense																		27,800,000
Write-off of unamortized borrowing costs	9,100,000									9,100,000	9,100,000							9,100,000
Cash	20,800,000									20,800,000	20,800,000							20,800,000
Intangibles																	$ 22,200,000
Potential earn-out in cash and stock												$ 4,000,000
General and administrative expense						515,000					35,998,000		1,166,000				5,204,000
Acuren British Virgin Islands
Business Combinations [Line Items]
Fair value of investment by Acuren BVI	4,000,000									4,000,000	4,000,000							4,000,000
Predecessor
Business Combinations [Line Items]
Period adjustment																					(127,000)
Revenues																	10,840,000				1,438,000		17,618,000
Successor [Member]
Business Combinations [Line Items]
Goodwill	$ 845,939,000					$ 876,790,000				845,939,000	$ 845,939,000		$ 876,790,000					$ 845,939,000
Period adjustment										(3,949,000)
Revenues										$ 11,820,000
Customer Relationships [Member]
Business Combinations [Line Items]
Estimated useful lives	14 years 7 months 6 days					14 years 1 month 6 days				14 years 7 months 6 days	14 years 7 months 6 days		14 years 1 month 6 days					14 years 7 months 6 days
Tradenames and Trademarks [Member]
Business Combinations [Line Items]
Estimated useful lives	14 years 7 months 6 days					14 years 1 month 6 days				14 years 7 months 6 days	14 years 7 months 6 days		14 years 1 month 6 days					14 years 7 months 6 days
Technology [Member]
Business Combinations [Line Items]
Estimated useful lives	4 years 7 months 6 days					4 years 1 month 6 days				4 years 7 months 6 days	4 years 7 months 6 days		4 years 1 month 6 days					4 years 7 months 6 days
ASP Acuren Acquisition
Business Combinations [Line Items]
Aggregate purchase			€ 1,900															$ 1,875,642,000
Payments to acquire businesses			€ 1,900															1,871,642,000	€ 1,880
Post-closing escrow amount returned to buyers		$ 5,200,000																5,200,000
Measurement period net working capital adjustment and settlement		400,000																400,000
Cash on hand	$ 49,456,000									$ 49,456,000	$ 49,456,000							49,456,000
Senior loan facility	775,000,000									775,000,000	775,000,000							775,000,000
Goodwill	865,599,000									865,599,000	865,599,000							865,599,000
Escrow amount for post-closing merger related adjustments	29,000,000									29,000,000	29,000,000							29,000,000
Post-closing escrow amount refunded to the sellers																		23,800,000
Indemnification asset	8,400,000									8,400,000	8,400,000							8,400,000
Transaction expenses																		14,000,000
Transaction costs	36,000,000									36,000,000	36,000,000							36,000,000
Legal and advisory costs	5,200,000
Revenues																		463,500,000
Potential earn-out in cash and stock																		4,000,000
ASP Acuren Acquisition | Predecessor
Business Combinations [Line Items]
Transaction costs	5,200,000									5,200,000	5,200,000							5,200,000
Revenues																					1,050,057,000
ASP Acuren Acquisition | Successor [Member]
Business Combinations [Line Items]
Transaction costs	36,000,000									36,000,000	36,000,000							36,000,000
Revenues																		1,097,393,000
Acuren British Virgin Islands
Business Combinations [Line Items]
Cash on hand	568,000,000									568,000,000	568,000,000							568,000,000
Senior loan facility	775,000,000									775,000,000	775,000,000							775,000,000
2024 Acquisitions [Member]
Business Combinations [Line Items]
Goodwill																	20,800,000
Cash																	47,600,000
2022 Acquisitions [Member]
Business Combinations [Line Items]
Cash																					6,000,000
2022 Acquisitions [Member]
Business Combinations [Line Items]
Goodwill																							2,000,000	$ 2,000,000
Cash																							45,500,000	45,500,000
Other income																							12,500,000
Intangibles																					2,300,000
Deductible for income tax purposes																					1,400,000		2,600,000
2025 Business Acquisitions
Business Combinations [Line Items]
Payments to acquire businesses													$ 16,700,000
Goodwill						$ 3,900,000							$ 3,900,000
Number of businesses acquired													2
Revenue for the period						1,800,000							$ 3,000,000
Three Company | Predecessor
Business Combinations [Line Items]
Payments to acquire businesses															47,600,000
Goodwill								22,200,000							$ 22,200,000
Number of businesses acquired															3
Revenue for the period								$ 6,400,000							$ 7,500,000
U.S. Reporting Unit [Member] | 2025 Business Acquisitions
Business Combinations [Line Items]
Goodwill						2,500,000							2,500,000
Canadian Reporting Unit | 2025 Business Acquisitions
Business Combinations [Line Items]
Goodwill						$ 1,400,000							$ 1,400,000
NV5 Global, Inc. [Member]
Business Combinations [Line Items]
Debt issuance costs							$ 803,000							$ 803,000						$ 1,173,000		$ 1,914,000
Goodwill	579,337,000						585,979,000			579,337,000	579,337,000			585,979,000				579,337,000		579,337,000	549,798,000	549,798,000	400,957,000	400,957,000
Period adjustment														588,000						517,000		3,000
Earn-out of cash fair value	12,750,000						14,004,000			12,750,000	12,750,000			14,004,000				12,750,000		12,750,000	4,065,000	4,065,000	15,335,000	15,335,000
General and administrative expense																				6,865,000		5,575,000	2,639,000
Revenue for the period							4,632,000		$ 10,975,000					7,005,000		$ 16,613,000				40,650,000		91,730,000	5,211,000
NV5 Global, Inc. [Member] | Business Combination, Series of Individually Immaterial Business Combinations
Business Combinations [Line Items]
Aggregate purchase														14,577,000				86,852,000		87,532,000	224,417,000		14,220,000	14,220,000
Payments to acquire businesses														7,798,000						66,733,000				5,882,000
Cash on hand	$ 2,134,000						333,000			$ 2,134,000	$ 2,134,000			333,000				$ 2,134,000		2,101,000	13,762,000
Notes payable							3,188,000							3,188,000						3,059,000
Consideration of common stock							1,688,000							1,688,000						5,859,000			433,000	433,000
Potential earn-out in cash and stock														2,800,000						17,475,000				15,850,000
Earn-out of cash fair value							$ 1,903,000							$ 1,903,000						$ 11,881,000			6,299,000	6,299,000
Number of businesses acquired														5						11
NV5 Global, Inc. [Member] | Visual Information Solutions
Business Combinations [Line Items]
Aggregate purchase				$ 75,371,000																	75,371,000
Cash on hand																					7,027,000
NV5 Global, Inc. [Member] | Axim Geospatial, LLC
Business Combinations [Line Items]
Aggregate purchase					$ 139,569,000																139,569,000
Payments to acquire businesses					119,736,000
Cash on hand																					5,419,000
Consideration of common stock					13,500,000
NV5 Global, Inc. [Member] | Other Acquisition
Business Combinations [Line Items]
Aggregate purchase																					9,477,000	9,477,000
Payments to acquire businesses																						8,000,000
Cash on hand																					1,316,000
Consideration of common stock																						867,000
Potential earn-out in cash and stock																						640,000
Earn-out of cash fair value																						$ 610,000
NV5 Global, Inc. [Member] | Uncollateralized promissory notes | Business Combination, Series of Individually Immaterial Business Combinations
Business Combinations [Line Items]
Notes payable																							$ 1,606,000	$ 1,606,000
NV5 Global, Inc. [Member] | Uncollateralized promissory notes | Axim Geospatial, LLC
Business Combinations [Line Items]
Notes payable					$ 6,333,000
Finite-Lived Intangible Assets [Member] | Customer Relationships [Member]
Business Combinations [Line Items]
Estimated useful lives	15 years									15 years	15 years							15 years
Finite-Lived Intangible Assets [Member] | Tradenames and Trademarks [Member]
Business Combinations [Line Items]
Estimated useful lives	15 years									15 years	15 years							15 years
Finite-Lived Intangible Assets [Member] | Technology [Member]
Business Combinations [Line Items]
Estimated useful lives	5 years									5 years	5 years							5 years
Revolving Credit Facility [Member]
Business Combinations [Line Items]
Debt issuance costs	$ 1,900,000									$ 1,900,000	$ 1,900,000							$ 1,900,000
Acuren British Virgin Islands | Acuren British Virgin Islands
Business Combinations [Line Items]
Fair value of investment by Acuren BVI		$ 4,000,000
U.S. [Member]
Business Combinations [Line Items]
Goodwill	352,400,000									352,400,000	352,400,000							352,400,000
Revenues																		267,100,000
U.S. [Member] | 2024 Acquisitions [Member]
Business Combinations [Line Items]
Goodwill																	6,000,000
U.S. [Member] | 2022 Acquisitions [Member]
Business Combinations [Line Items]
Goodwill																					$ 2,600,000
Canada [Member]
Business Combinations [Line Items]
Goodwill	$ 513,200,000									$ 513,200,000	$ 513,200,000							513,200,000
Revenues																		$ 197,500,000
Canada [Member] | 2024 Acquisitions [Member]
Business Combinations [Line Items]
Goodwill																	$ 14,800,000
Minimum [Member]
Business Combinations [Line Items]
Discounted rates rang																		10.70%	10.70%
Estimated useful lives	5 years									5 years	5 years							5 years
Minimum [Member] | Customer Relationships [Member]
Business Combinations [Line Items]
Estimated useful lives																				2 years
Minimum [Member] | Tradenames and Trademarks [Member]
Business Combinations [Line Items]
Estimated useful lives																				1 year
Minimum [Member] | NV5 Global, Inc. [Member] | Customer Relationships [Member]
Business Combinations [Line Items]
Estimated useful lives							2 years							2 years
Minimum [Member] | NV5 Global, Inc. [Member] | Tradenames and Trademarks [Member]
Business Combinations [Line Items]
Estimated useful lives							1 year							1 year
Maximum [Member]
Business Combinations [Line Items]
Discounted rates rang																		11.00%	11.00%
Estimated useful lives	15 years									15 years	15 years							15 years
Maximum [Member] | Customer Relationships [Member]
Business Combinations [Line Items]
Estimated useful lives																				17 years
Maximum [Member] | Tradenames and Trademarks [Member]
Business Combinations [Line Items]
Estimated useful lives																				5 years
Maximum [Member] | NV5 Global, Inc. [Member] | Customer Relationships [Member]
Business Combinations [Line Items]
Estimated useful lives							17 years							17 years
Maximum [Member] | NV5 Global, Inc. [Member] | Tradenames and Trademarks [Member]
Business Combinations [Line Items]
Estimated useful lives							5 years							5 years
Previously Reported [Member] | NV5 Global, Inc. [Member] | Business Combination, Series of Individually Immaterial Business Combinations
Business Combinations [Line Items]
Aggregate purchase																				$ 86,852,000
Payments to acquire businesses																				$ 66,053,000